SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

Management evaluated all additional events subsequent to the balance sheet date through [MM DD], 2025, the date the financial statements were available to be issued, and determined that there are no material subsequent events that require disclosure other than as disclosed below.

Formation of Subsidiary

On December 19, 2024, the Company formed its wholly owned subsidiary, LogProstyle US Inc. in the State of Nevada.

NOTE 19 - SUBSEQUENT EVENTS

Management evaluated all additional events subsequent to the balance sheet date through October 14, 2024, the date the financial statements were available to be issued, and determined that there are no material subsequent events that require disclosure.